UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund:	Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 10/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2021

2021 Semi-Annual Report (Unaudited)

Managed Account Series

•	BlackRock GA Disciplined Volatility Equity Fund

•	BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium- term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500 Index)	10.91%	42.91%
U.S. small cap equities (Russell 2000 Index)	1.85	50.80
International equities (MSCI Europe, Australasia, Far East Index)	4.14	34.18
Emerging market equities (MSCI Emerging Markets Index)	(4.87)	16.96
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.06
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.59	(4.77)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.06	(0.48)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.33	2.76
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.36	10.53
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Investment Objective

BlackRock GA Disciplined Volatility Equity Fund’s (the “Fund”) investment objective is to seek to provide risk-adjusted total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2021, the Fund outperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index. The following commentary and allocation percentages are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, options (except with respect to fixed-income securities), and convertible bonds, and may vary relative to the market value.

What factors influenced performance?

The most significant contributor to relative performance was stock selection in the communication services and industrials sectors. Tactical positioning on index futures to manage regional exposures within the portfolio, most notably within select markets in Asia, also contributed to performance.

Conversely, the largest detractor from performance was the Fund’s stock selection in the information technology (“IT”) and real estate sectors.

The Fund uses derivatives, which may include options, futures, indexed securities, inverse securities, swaps, credit default swaps, contracts for difference, and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. During the period, the Fund’s use of derivatives modestly contributed to the Fund’s performance.

Describe recent portfolio activity.

During the six-month period, the Fund’s overall equity allocation decreased from 99% to 87% of net assets. On a sector basis, the Fund increased its exposure to industrials, and decreased exposure to communication services, financials, consumer discretionary, materials, consumer staples, IT, and utilities. From a regional perspective, the Fund increased exposure to the Europe, and decreased exposure to Asia, the United States and Canada.

Reflecting the changes in the Fund’s overall allocations to the equity during the period, the Fund’s exposure to cash and cash equivalent holdings increased from 1% to 13% of net assets. During the six-month period, cash helped manage portfolio volatility and served as a source of funds for new investments.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight IT and industrials, and underweight in the consumer staples, utilities, communication services, healthcare, financials, materials, and real estate sectors. From a regional perspective, the Fund was overweight Europe, and underweight Asia, specifically Japan, and the Middle East.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	6.74%	27.73%	9.74%
Class K	6.76	27.77	9.80
MSCI ACWI Minimum Volatility (USD) Index(d)	5.18	20.10	8.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)

This unmanaged index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 26 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2021 (continued)	BlackRock GA Disciplined Volatility Equity Fund

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,067.40	$2.81	$1,000.00	$1,022.48	$2.75	0.54%
Class K	1,000.00	1,067.60	2.61	1,000.00	1,022.68	2.55	0.50

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Microsoft Corp.	2%
Alphabet, Inc., Class C	1
Marsh & McLennan Cos., Inc.	1
Nestle SA	1
Verizon Communications, Inc.	1
Walt Disney Co.	1
salesforce.com, Inc.	1
UnitedHealth Group, Inc.	1
Lowe’s Cos., Inc.	1
TransDigm Group, Inc.	1

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
United States	68%
Japan	6
Switzerland	6
Taiwan	3
Netherlands	2
Canada	2
China	2
France	2
Denmark	2
United Kingdom	2
Hong Kong	1
Sweden	1
Ireland	1
Germany	1
Italy	1
South Korea	1
Belgium	1
Other#	— (b)
Liabilities in Excess of Other Assets	(2)

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of total investments. Please refer to the Schedule of Investments for such countries/geographic regions.

FUND SUMMARY	5

Fund Summary as of October 31, 2021	BlackRock GA Dynamic Equity Fund

Investment Objective

BlackRock GA Dynamic Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2021, the Fund underperformed its benchmark, the MSCI World Index. The following commentary and allocation percentages are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, options (except with respect to fixed-income securities), and convertible bonds, and may vary relative to the market value.

What factors influenced performance?

The primary contributor to relative performance was tactical positioning on index futures to manage regional exposures within the portfolio, notably within select markets in Asia. An underweight allocation to consumer staples was also additive. Currency positioning, most notably an underweight allocation to the Japanese yen, positively impacted returns as well.

Conversely, the primary detractor from performance was security selection within the consumer discretionary, information technology (“IT”), and industrials sectors.

The Fund uses derivatives, which may include options, futures, indexed securities, inverse securities, swaps, credit default swaps, contracts for difference, and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. During the period, the Fund’s use of derivatives modestly contributed to the Fund’s performance.

Describe recent portfolio activity.

During the six-month period, the Fund’s overall equity allocation decreased from 99% to 97% of net assets. Within equities from a sector perspective, the Fund increased exposure to energy, consumer discretionary, IT, and healthcare, and decreased exposure to industrials, financials, materials, and utilities. From a regional perspective, the Fund increased exposure to the United States, and reduced exposure to Europe, Asia, and Canada.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight in the energy, communication services, materials, consumer discretionary, healthcare, and utilities sectors, and was underweight consumer staples, financials, industrials, real estate and IT. From a regional perspective, the Fund was overweight the United States, select countries within developed Europe, and China, and was underweight Japan, Canada, and Australia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	6.26%	39.82%	13.79%
Class K	6.28	39.85	13.84
MSCI World Index(d)	8.78	40.42	13.96

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2021 (continued)	BlackRock GA Dynamic Equity Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,062.60	$2.81		$1,000.00	$1,022.48	$2.75		0.54%
Class K	1,000.00	1,062.80	2.60		1,000.00	1,022.68	2.55		0.50

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
Microsoft Corp.	4%
Alphabet, Inc., Class C	3
Apple, Inc.	3
Amazon.com, Inc.	2
UnitedHealth Group, Inc.	2
Johnson & Johnson	1
Bank of America Corp.	1
Enbridge, Inc.	1
salesforce.com, Inc.	1
United Parcel Service, Inc., Class B	1

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Net Assets
United States	71%
Germany	5
Netherlands	4
United Kingdom	3
France	3
China	3
Canada	2
Japan	1
Italy	1
Taiwan	1
Sweden	1
South Korea	1
Hong Kong	1
Spain	1
Argentina	1
Switzerland	1
Israel	1
Other#	— (b)
Liabilities in Excess of Other Assets	(1)

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. On November 30, 2018, all issued and outstanding shares of each Fund were redesignated as Class K Shares. Institutional Shares performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2021 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Endeavour Group Ltd.	1,220	$6,269

Belgium — 0.5%
Etablissements Franz Colruyt NV	1,906	93,581

Brazil — 0.1%
StoneCo Ltd., Class A(a)	333	11,275

Canada — 2.2%
Agnico Eagle Mines Ltd.	348	18,471
CGI, Inc.(a)	1,208	107,916
Empire Co. Ltd., Class A	72	2,153
Franco-Nevada Corp.	587	83,757
Loblaw Cos. Ltd.	346	26,023
Metro, Inc.	783	39,397
Shopify, Inc., Class A(a)	3	4,400
TELUS Corp.	226	5,184
Thomson Reuters Corp.	969	116,560

		403,861
China — 2.2%
Agricultural Bank of China Ltd., Class H	147,000	49,952
Alibaba Group Holding Ltd., ADR(a)	70	11,546
Bank of Communications Co. Ltd., Class H	32,000	19,036
China Construction Bank Corp., Class H	127,000	86,434
China Feihe Ltd.(b)	28,000	46,488
China Tower Corp. Ltd., Class H(b)	106,000	13,737
Country Garden Services Holdings Co. Ltd.	1,000	7,699
Industrial & Commercial Bank of China Ltd., Class H	91,000	49,883
Lenovo Group Ltd.	64,000	69,502
Postal Savings Bank of China Co. Ltd., Class H(b)	3,000	2,180
Tencent Holdings Ltd.	200	12,166
Wuxi Biologics Cayman, Inc.(a)(b)	500	7,574
Yadea Group Holdings Ltd.(b)	14,000	24,054

		400,251
Denmark — 2.0%
DSV A/S	395	91,805
Genmab A/S(a)	128	57,504
Novo Nordisk A/S, Class B	1,116	122,375
Pandora A/S	773	108,170

		379,854
Finland — 0.1%
Elisa OYJ	408	24,623

France — 2.1%
BNP Paribas SA	1,116	74,702
EssilorLuxottica SA	269	55,656
Hermes International	13	20,643
Kering SA	75	56,290
LVMH Moet Hennessy Louis Vuitton SE	123	96,447
Orange SA	2,724	29,705
Societe Generale SA	396	13,228
Teleperformance	110	45,948

		392,619
Germany — 0.8%
Covestro AG(b)	1,364	87,349
CTS Eventim AG & Co. KGaA(a)	108	7,855
Deutsche Telekom AG, Registered Shares	1,174	21,833
Telefonica Deutschland Holding AG	15,212	39,633

		156,670

Security	Shares	Value

Hong Kong — 1.5%
CLP Holdings Ltd.	3,500	$34,268
Guangdong Investment Ltd.	4,000	5,029
HK Electric Investments & HK Electric Investments Ltd., Class SS	51,500	51,298
HKT Trust & HKT Ltd., Class SS	10,000	13,570
Hong Kong & China Gas Co. Ltd.	51,350	79,774
Jardine Matheson Holdings Ltd.	700	40,658
Power Assets Holdings Ltd.	3,500	21,390
Xinyi Glass Holdings Ltd.	10,000	28,180

		274,167

Ireland — 1.0%
Accenture PLC, Class A	189	67,811
Medtronic PLC	949	113,747

		181,558
Italy — 0.8%
DiaSorin SpA	244	55,160
Ferrari NV	375	88,982

		144,142
Japan — 6.0%
Canon, Inc.	1,200	27,287
Chugai Pharmaceutical Co. Ltd.	1,600	59,823
GMO Payment Gateway, Inc.	400	50,678
Japan Post Bank Co. Ltd.	4,300	33,549
Keyence Corp.	100	60,361
Kirin Holdings Co. Ltd.	1,400	24,368
Lawson, Inc.	1,100	53,196
McDonald’s Holdings Co. Japan Ltd.	1,100	49,161
Mizuho Financial Group, Inc	5,510	72,721
NEC Corp.	1,800	92,164
Nexon Co. Ltd.	400	6,808
Nintendo Co. Ltd.	100	44,166
Nippon Paint Holdings Co. Ltd.	1,100	11,770
Nippon Telegraph & Telephone Corp.	1,400	39,226
NTT Data Corp.	400	8,024
Obic Co. Ltd.	200	36,985
Ono Pharmaceutical Co. Ltd.	1,100	23,080
Oracle Corp. Japan	800	75,700
Oriental Land Co. Ltd.	100	15,794
Pan Pacific International Holdings Corp.	300	6,299
Recruit Holdings Co. Ltd.	1,000	66,519
Softbank Corp.	2,700	36,854
Sony Group Corp.	100	11,580
Suntory Beverage & Food Ltd.	700	27,162
Takeda Pharmaceutical Co. Ltd.	400	11,226
Tobu Railway Co. Ltd..	1,500	37,346
Toho Gas Co. Ltd.	700	20,736
Toyo Suisan Kaisha Ltd..	800	34,471
USS Co. Ltd.	3,000	48,355
Yamada Holdings Co. Ltd..	6,100	23,310

		1,108,719

Luxembourg — 0.3%
ArcelorMittal SA	1,647	55,701
Eurofins Scientific SE	51	6,019

		61,720

Netherlands — 2.2%
ASML Holding NV	109	88,606
Koninklijke Ahold Delhaize NV	3,451	112,270

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	5,100	$15,238
QIAGEN NV(a)	3,439	190,634

		406,748

Norway — 0.2%
Telenor ASA	2,824	44,621

Singapore — 0.1%
Singapore Telecommunications Ltd	14,200	26,344

South Korea — 0.7%
Kakao Corp.	836	89,940
LG Chem Ltd.	9	6,458
SK Telecom C.o. Ltd.(a)	151	39,983

		136,381

Sweden — 1.4%
Atlas Copco AB, A Shares	555	35,741
Epiroc AB, Class A	2,265	56,357
Hexagon AB, B Shares	4,551	73,242
Swedbank AB, A Shares	2,308	50,058
Telia Co. AB	10,335	40,708

		256,106

Switzerland — 5.7%
EMS-Chemie Holding AG, Registered Shares	43	42,653
Givaudan SA, Registered Shares	15	70,679
Kuehne + Nagel International AG, Registered Shares	286	90,076
Logitech International SA, Registered Shares	189	15,811
Lonza Group AG, Registered Shares	131	107,656
Nestle SA, Registered Shares	1,548	204,192
Novartis AG, Registered Shares	362	29,942
Partners Group Holding AG	24	41,927
Roche Holding AG	248	97,484
Sika AG, Registered Shares	266	90,115
Sonova Holding AG, Registered Shares	92	38,122
STMicroelectronics NV	2,025	96,136
Straumann Holding AG, Registered Shares	53	110,330
Swisscom AG, Registered Shares	40	21,781

		1,056,904

Taiwan — 2.8%
Acer, Inc.	23,000	21,528
Asustek Computer, Inc.	3,000	38,141
AU Optronics Corp.	81,000	55,665
China Development Financial Holding Corp.	42,000	21,467
China Steel Corp.	12,000	14,468
Chunghwa Telecom Co. Ltd.	8,000	31,746
CTBC Financial Holding Co. Ltd.	3,000	2,505
Evergreen Marine Corp. Taiwan Ltd.	12,000	43,184
Lite-On Technology Corp.	12,000	26,481
Mega Financial Holding Co. Ltd.	4,000	4,807
Novatek Microelectronics Corp.	6,000	89,994
Quanta Computer, Inc.	1,000	2,810
Synnex Technology International Corp.	12,000	23,251
Taiwan Cooperative Financial Holding Co. Ltd.	88,170	71,688
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	63,661

		511,396

United Kingdom — 1.8%
AstraZeneca PLC	188	23,519
Auto Trader Group PLC(b)	4,596	38,103
Berkeley Group Holdings PLC	534	31,852
Ferguson PLC	508	76,435

Security	Shares	Value

United Kingdom (continued)
Linde plc(a)	243	$77,566
London Stock Exchange Group PLC	115	11,195
Spirax-Sarco Engineering PLC	358	76,422

		335,092

United States — 51.0%
Abbott Laboratories	1,065	137,268
Activision Blizzard, Inc.	30	2,346
Adaptive Biotechnologies Corp.(a)	385	12,863
Adobe, Inc.(a)	17	11,056
Airbnb, Inc., Class A(a)	62	10,581
Alnylam Pharmaceuticals, Inc.(a)	28	4,468
Alphabet, Inc., Class C(a)	94	278,749
Altair Engineering, Inc., Class A(a)	1,259	97,938
Amazon.com, Inc.(a)	7	23,607
American Electric Power Co., Inc.	368	31,173
American Tower Corp	337	95,024
American Water Works Co., Inc.	413	71,936
ANSYS, Inc.(a)	171	64,908
Aon PLC, Class A	183	58,545
Applied Materials, Inc.	860	117,519
Arthur J. Gallagher & Co.	489	81,991
AT&T, Inc.	3,343	84,444
AutoZone, Inc.(a)	57	101,736
Baker Hughes Co.	2,228	55,878
Baxter International, Inc.	820	64,747
Berkshire Hathaway, Inc., Class B(a)	294	84,381
BigCommerce Holdings, Inc., Series-1(a)	430	19,870
Bio-Rad Laboratories, Inc., Class A(a)	28	22,251
Black Knight, Inc.(a)	1,049	73,545
Booz Allen Hamilton Holding Corp.	1,296	112,571
Bristol-Myers Squibb Co.	382	22,309
Brown & Brown, Inc.	1,529	96,495
Cadence Design Systems, Inc.(a)	543	93,999
Campbell Soup Co.	738	29,483
CareDx, Inc.(a)	194	9,894
Cboe Global Markets, Inc.	493	65,046
Charter Communications, Inc., Class A(a)	171	115,406
Cisco Systems, Inc.	564	31,567
Citrix Systems, Inc.	186	17,620
CME Group, Inc.	529	116,671
Colgate-Palmolive Co.	1,139	86,780
Comcast Corp., Class A	114	5,863
Consolidated Edison, Inc.	187	14,100
Costco Wholesale Corp.	184	90,443
Coupa Software, Inc.(a)	39	8,880
Crowdstrike Holdings, Inc., Class A(a)	466	131,319
Crown Castle International Corp.	702	126,571
Danaher Corp.	409	127,514
Dominion Energy, Inc.	260	19,742
Domino’s Pizza, Inc.	78	38,140
Duke Energy Corp.	207	21,116
Duke Realty Corp.	279	15,691
Dynatrace, Inc.(a)	995	74,625
Edwards Lifesciences Corp.(a)	834	99,930
Electronic Arts, Inc.	759	106,450
Eli Lilly & Co.	94	23,947
Evergy, Inc.	63	4,016
Expedia Group, Inc.(a)	436	71,683
Extra Space Storage, Inc.	412	81,316
Fair Isaac Corp.(a)	167	66,499

10	2021 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Information Services, Inc.	405	$44,850
Fortune Brands Home & Security, Inc.	628	63,679
General Mills, Inc.	85	5,253
Genuine Parts Co.	739	96,890
Gilead Sciences, Inc.	1,391	90,248
Global Payments, Inc.	160	22,878
Hershey Co.	132	23,146
Hilton Worldwide Holdings, Inc.(a)	243	34,980
Home Depot, Inc.	36	13,383
Hormel Foods Corp.	1,372	58,063
Intuit, Inc.	176	110,174
Intuitive Surgical, Inc.(a)	191	68,976
Johnson & Johnson	415	67,595
JPMorgan Chase & Co.	41	6,965
Kellogg Co.	1,592	97,590
Keysight Technologies, Inc.(a)	296	53,286
Kroger Co.	3,396	135,908
Liberty Broadband Corp., Class C(a)	40	6,498
Lowe’s Cos., Inc.	615	143,799
Marsh & McLennan Cos., Inc	1,579	263,377
Masco Corp.	1,241	81,348
Masimo Corp.(a)	368	104,343
Mastercard, Inc., Class A	329	110,386
McCormick & Co., Inc.	713	57,204
Merck & Co., Inc.	588	51,773
Micron Technology, Inc.	772	53,345
Microsoft Corp.	951	315,371
Mondelez International, Inc., Class A	127	7,714
Motorola Solutions, Inc.	135	33,560
Netflix, Inc.(a)	159	109,759
New Relic, Inc.(a)	1,087	88,221
Newmont Corp.	1,300	70,200
NextEra Energy, Inc.	1,412	120,486
NIKE, Inc., Class B	654	109,408
Old Dominion Freight Line, Inc.	9	3,072
Oracle Corp.	52	4,989
O’Reilly Automotive, Inc.(a)	86	53,520
Palo Alto Networks, Inc.(a)	10	5,091
PepsiCo, Inc.	790	127,664
Pfizer, Inc.	1,776	77,682
Pinterest, Inc., Class A(a)	395	17,633
Procter & Gamble Co.	79	11,296
Qualcomm, Inc.	826	109,891
Regeneron Pharmaceuticals, Inc.(a)	156	99,831
Republic Services, Inc.	586	78,876
RH(a)	18	11,873
S&P Global, Inc.	177	83,926
salesforce.com, Inc.(a)	515	154,340
Southern Co.	1,949	121,462
Square, Inc., Class A(a)	80	20,360
Stryker Corp.	48	12,771

Security	Shares	Value

United States (continued)
Target Corp.	134	$34,789
Thermo Fisher Scientific, Inc.	94	59,509
T-Mobile US, Inc.(a)	18	2,071
Tradeweb Markets, Inc., Class A	652	58,093
TransDigm Group, Inc.(a)	227	141,607
Twilio, Inc., Class A(a)	323	94,109
U.S. Bancorp	1,051	63,449
UnitedHealth Group, Inc.	331	152,416
VeriSign, Inc.(a)	560	124,695
Verisk Analytics, Inc.	457	96,093
Verizon Communications, Inc.	3,588	190,128
Vertex Pharmaceuticals, Inc.(a)	556	102,821
Viatris, Inc.	19	254
Visa, Inc., Class A	370	78,355
Walmart, Inc.	316	47,217
Walt Disney Co.(a)	926	156,559
Waste Connections, Inc.	849	115,473
Waste Management, Inc.	718	115,045
WEC Energy Group, Inc.	647	58,269
Western Union Co.	4,665	84,996
Weyerhaeuser Co.	1,339	47,829
Workday, Inc., Class A(a)	309	89,604
Xcel Energy, Inc.	604	39,012
Xilinx, Inc.	537	96,660
Zentalis Pharmaceuticals, Inc.(a)	405	32,578
Zoetis, Inc.	360	77,832
Zoom Video Communications, Inc., Class A(a)	195	53,557

		9,460,463

Total Long-Term Investments — 85.5% (Cost: $14,413,024)		15,873,364

Short-Term Securities

Money Market Funds — 16.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	3,103,147	3,103,147

Total Short-Term Securities — 16.7% (Cost: $3,103,147)		3,103,147

Total Investments — 102.2% (Cost: $17,516,171)		18,976,511

Liabilities in Excess of Other Assets — (2.2)%		(415,198)

Net Assets — 100.0%		$18,561,313

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration toqualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$208,274	$2,894,873	(a)	$—	$—	$—	$3,103,147	3,103,147	$27	$—
iShares Gold Trust(b)	8,661	—		(9,225)	1,519	(955)	—	—	—	—

					$1,519	$(955)	$3,103,147		$27	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	12/17/21	$460	$16,233

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	109,000	USD	118,619	JPMorgan Chase Bank N.A.	12/16/21	$585

INR	7,812,000	USD	105,301	BNP Paribas SA	12/16/21	(1,645)
JPY	22,450,000	USD	203,761	Bank of America N.A.	12/16/21	(6,693)

						(8,338)

						$(7,753)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,233	$—	$—	$—	$16,233
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	585	—	—	585

	$—	$—	$16,233	$585	$—	$—	$16,818

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$8,338	$—	$—	$8,338

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$35,618	$—	$—	$—	$35,618
Forward foreign currency exchange contracts	—	—	—	443	—	—	443

	$—	$—	$35,618	$443	$—	$—	$36,061

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$16,480	$—	$—	$—	$16,480
Forward foreign currency exchange contracts	—	—	—	(8,847)	—	—	(8,847)

	$—	$—	$16,480	$(8,847)	$—	$—	$7,633

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$340,268
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$430,302

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$996	$—
Forward foreign currency exchange contracts	585	8,338

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,581	8,338

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(996)	—

Total derivative assets and liabilities subject to an MNA	$585	$8,338

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)
JPMorgan Chase Bank N.A.	$585	$—	$—	$—	$585

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset		Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)
Bank of America N.A	$6,693	$	—	$—	$—	$6,693
BNP Paribas SA.	1,645		—	—	—	1,645

	$8,338	$	—	$—	$—	$8,338

(a) Net amount represents the net amount receivable from the counterparty in the event of default.
(b) Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$6,269	$—	$6,269
Belgium	—	93,581	—	93,581
Brazil	11,275	—	—	11,275
Canada	403,861	—	—	403,861
China	11,546	388,705	—	400,251
Denmark	—	379,854	—	379,854
Finland	—	24,623	—	24,623
France	—	392,619	—	392,619
Germany	—	156,670	—	156,670
Hong Kong	51,298	222,869	—	274,167
Ireland	181,558	—	—	181,558
Italy	—	144,142	—	144,142
Japan	—	1,108,719	—	1,108,719
Luxembourg	—	61,720	—	61,720
Netherlands	190,634	216,114	—	406,748
Norway	—	44,621	—	44,621
Singapore	—	26,344	—	26,344
South Korea	—	136,381	—	136,381
Sweden	—	256,106	—	256,106
Switzerland	—	1,056,904	—	1,056,904
Taiwan	—	511,396	—	511,396
United Kingdom	77,566	257,526	—	335,092
United States	9,460,463	—	—	9,460,463
Short-Term Securities
Money Market Funds	3,103,147	—	—	3,103,147

	$13,491,348	$5,485,163	$—	$18,976,511

Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,233	$—	$—	$16,233
Foreign Currency Exchange Contracts	—	585	—	585
Liabilities
Foreign Currency Exchange Contracts	—	(8,338)	—	(8,338)

	$16,233	$(7,753)	$—	$8,480

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Argentina — 0.6%
MercadoLibre, Inc.(a)	72	$106,633

Australia — 0.3%
BHP Group PLC	728	19,228
Glencore PLC(a)	7,754	38,774

		58,002

Brazil — 0.1%
Locaweb Servicos de Internet SA(b)	726	2,354
Suzano SA(a)	184	1,605
Vale SA, ADR	477	6,072
XP, Inc.(a)	1	36

		10,067

Canada — 1.6%
Cenovus Energy, Inc.	5,361	64,131
Enbridge, Inc.	5,358	224,433

		288,564

Cayman Islands(a) — 0.4%
Diversey Holdings Ltd.	3,063	53,296
Hedosophia European Growth	760	7,384
Highland Transcend Partners I Corp.	372	3,962

		64,642

China — 3.0%
AAC Technologies Holdings, Inc.	500	2,161
Aier Eye Hospital Group Co. Ltd., Class A	901	6,805
Alibaba Group Holding Ltd.(a)	1,400	28,788
Alibaba Group Holding Ltd., ADR(a)	206	33,978
Amoy Diagnostics Co. Ltd., Class A	550	6,940
Anta Sports Products Ltd.	800	12,395
Asymchem Laboratories Tianjin Co. Ltd., Class A	100	6,211
BYD Co. Ltd., Class A	800	39,050
China Merchants Bank Co. Ltd., Class H	500	4,190
Contemporary Amperex Technology Co. Ltd., Class A	733	73,330
Enn Energy Holdings Ltd.	300	5,168
Foshan Haitian Flavouring & Food Co. Ltd., Class A	588	10,753
Ganfeng Lithium Co. Ltd., Class H(b)	600	11,241
Glodon Co. Ltd., Class A	200	2,319
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,300	4,250
Haidilao International Holding Ltd.(b)	2,000	5,577
Hangzhou Robam Appliances Co. Ltd., Class A	500	2,443
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	200	3,901
Huazhu Group Ltd., ADR(a)	241	11,173
Hundsun Technologies, Inc., Class A	813	7,972
Hygeia Healthcare Holdings Co. Ltd.(b)	1,000	8,779
Industrial & Commercial Bank of China Ltd., Class H	4,000	2,193
JD Health International, Inc.(a)(b)	3,250	28,530
Jiangsu Hengrui Medicine Co. Ltd., Class A	725	5,562
Jinxin Fertility Group Ltd.(a)(b)	4,500	6,347
Kingdee International Software Group Co. Ltd.(a)	4,000	13,161
Kingsoft Corp. Ltd	1,200	5,120
Li Auto, Inc., ADR(a)	1,084	35,371
Microport Cardioflow Medtech Corp.(a)(b)	13,000	9,078
NetEase, Inc., ADR	40	3,903
Tencent Holdings Ltd.	1,600	97,328
Venustech Group, Inc., Class A	900	3,580
Want Want China Holdings Ltd.	5,000	3,878
WuXi AppTec Co. Ltd., Class A	296	6,371
Wuxi Biologics Cayman, Inc.(a)(b)	933	14,132

Security	Shares	Value

China (continued)
Yifeng Pharmacy Chain Co. Ltd., Class A	534	$ 3,980
Yonyou Network Technology Co. Ltd., Class A	1,508	7,475
Yum China Holdings, Inc.	162	9,247

		542,680

Denmark — 0.1%
DSV A/S	51	11,853

Finland — 0.3%
Neste OYJ	829	46,152

France — 3.2%
Alstom SA	1,636	58,304
Arkema SA	542	74,142
Cie de Saint-Gobain	885	61,076
Danone SA	1,063	69,293
EssilorLuxottica SA	368	76,138
Kering SA	10	7,505
LVMH Moet Hennessy Louis Vuitton SE	131	102,720
Safran SA	885	119,112

		568,290

Germany — 4.8%
Adidas AG	212	69,388
Allianz SE, Registered Shares	429	99,618
Auto1 Group SE(a)(b)	1,145	45,003
Daimler AG, Registered Shares	1,265	125,567
Deutsche Telekom AG, Registered Shares	7,016	130,478
Infineon Technologies AG	770	36,060
Puma SE	434	53,838
Siemens AG, Registered Shares	1,229	199,813
Vantage Towers AG	2,600	89,386

		849,151

Hong Kong — 0.6%
AIA Group Ltd.	9,600	107,587
Hang Lung Properties Ltd.	3,000	6,963

		114,550

Indonesia — 0.1%
Bank Central Asia Tbk PT	14,900	7,879

Ireland — 0.4%
Aptiv PLC(a)	449	77,628

Israel(a) — 0.5%
ION Acquisition Corp. 2 Ltd.	181	1,819
Playtika Holding Corp.	3,076	86,990
SimilarWeb Ltd.	109	2,097

		90,906

Italy — 1.4%
Enel SpA	11,224	93,965
Intesa Sanpaolo SpA	52,425	149,001

		242,966

Japan — 1.4%
Daifuku Co. Ltd.	100	9,206
FANUC Corp.	100	19,762
Hoya Corp.	678	99,807
Kose Corp.	200	23,225
Oriental Land Co. Ltd.	200	31,588
Recruit Holdings Co. Ltd.	486	32,328

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Group Corp.	300	$34,739
Z Holdings Corp.	1,100	6,829

		257,484

Netherlands — 3.6%
Adyen NV(a)(b)	33	99,571
Akzo Nobel NV	640	73,547
ASML Holding NV	216	175,586
ING Groep NV	12,157	184,408
NXP Semiconductors NV	533	107,059

		640,171

Norway — 0.0%
LINK Mobility Group Holding ASA(a)	465	1,500

Poland — 0.0%
InPost SA(a)	427	6,097

Portugal — 0.0%
Jeronimo Martins SGPS SA	268	6,072

Singapore — 0.1%
DBS Group Holdings Ltd.	400	9,347
United Overseas Bank Ltd.	400	7,951

		17,298

South Korea — 0.9%
Amorepacific Corp.	319	49,640
Kakao Corp.	193	20,764
Krafton, Inc.(a)	9	3,616
LG Chem Ltd.	63	45,206
POSCO	20	5,073
Samsung SDI Co. Ltd.	65	41,010
SK Innovation Co. Ltd.(a)	5	1,043

		166,352

Spain — 0.6%
Cellnex Telecom SA(b)	1,850	113,774

Sweden — 1.1%
Atlas Copco AB, A Shares	175	11,270
Hexagon AB, B Shares	760	12,231
Sandvik AB	2,936	74,453
Volvo AB, B Shares	4,260	99,340

		197,294

Switzerland — 0.6%
Alcon, Inc	156	13,004
On Holding AG, Class A(a)	188	6,422
Sika AG, Registered Shares	33	11,180
TE Connectivity Ltd.	455	66,430

		97,036

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	2,000	4,169
Chunghwa Telecom Co. Ltd.	1,000	3,968
Formosa Chemicals & Fibre Corp.	1,000	2,902
Formosa Plastics Corp.	1,000	3,873
Fubon Financial Holding Co. Ltd.	3,138	8,295
Hon Hai Precision Industry Co. Ltd.	1,000	3,860
Nan Ya Plastics Corp.	2,000	6,138
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	190,983
Uni-President Enterprises Corp.	2,000	4,798

		228,986

Security	Shares	Value

Thailand — 0.0%
Intouch Holdings PCL, Class F	2,000	$4,536

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—

United Kingdom — 3.2%
Alphawave IP Group PLC(a)	2,634	7,188
Anglo American PLC	610	23,206
AstraZeneca PLC	869	108,713
Compass Group PLC(a)	3,349	71,068
Genius Sports Ltd.(a)	444	8,232
Lloyds Banking Group PLC	262,855	179,893
Rio Tinto PLC	262	16,336
THG PLC(a)	12,151	36,019
Unilever PLC	2,170	116,186
Vodafone Group PLC	1,339	1,973

		568,814

United States — 58.8%
Abbott Laboratories	1,572	202,615
AbbVie, Inc.	1,585	181,752
Air Products & Chemicals, Inc.	445	133,415
Albemarle Corp.	50	12,524
Alnylam Pharmaceuticals, Inc.(a)	83	13,243
Alphabet, Inc., Class C(a)	172	510,051
Altair Engineering, Inc., Class A(a)	115	8,946
AltC Acquisition Corp., Class A(a)	322	3,272
Amazon.com, Inc.(a)	101	340,615
American Tower Corp.	664	187,228
Anthem, Inc.	269	117,050
Apple, Inc.	3,216	481,757
Applied Materials, Inc.	606	82,810
Aramark	70	2,554
Atlassian Corp. PLC, Class A(a)	67	30,695
Autodesk, Inc.(a)	350	111,163
AvidXchange Holdings, Inc.(a)	57	1,267
Bank of America Corp.	5,348	255,527
Blend Labs, Inc., Class A(a)	991	14,370
Boston Scientific Corp.(a)	4,732	204,091
Bright Horizons Family Solutions, Inc.(a)	26	4,316
Bristol-Myers Squibb Co.	1,953	114,055
California Resources Corp.(a)	472	21,773
Capital One Financial Corp	1,230	185,767
Charles Schwab Corp	2,448	200,809
Charter Communications, Inc., Class A(a)	124	83,686
Comcast Corp., Class A	3,257	167,508
ConocoPhillips	2,705	201,495
Costco Wholesale Corp.	341	167,615
Crowdstrike Holdings, Inc., Class A(a)	229	64,532
D.R. Horton, Inc.	1,364	121,764
Datadog, Inc., Class A(a)	77	12,863
Dell Technologies, Inc., Class C(a)	619	68,084
Devon Energy Corp.	240	9,619
DexCom, Inc.(a)	48	29,914
Dynatrace, Inc.(a)	124	9,300
Edwards Lifesciences Corp.(a)	485	58,113
Element Solutions, Inc.	110	2,498
EPAM Systems, Inc.(a)	16	10,772
EQT Corp.(a)	5,270	104,926
Estee Lauder Cos., Inc., Class A	31	10,054
Fortinet, Inc.(a)	114	38,343
Fortive Corp.	2,340	177,161

16	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Freeport-McMoRan, Inc.	4,018	$151,559
GGlobalfoundries, Inc.(a)	890	43,379
Global Payments, Inc.	205	29,313
Green Plains, Inc.(a)	130	4,934
Hilton Worldwide Holdings, Inc.(a)	208	29,942
Home Depot, Inc.	449	166,911
Illumina, Inc.(a)	11	4,566
Insulet Corp.(a)	16	4,960
International Flavors & Fragrances, Inc.	526	77,559
Intuitive Surgical, Inc.(a)	210	75,837
Johnson & Johnson	1,654	269,404
JPMorgan Chase & Co.	27	4,587
Khosla Ventures Acquisition Co.(a)	532	5,315
Las Vegas Sands Corp.(a)	149	5,783
Liberty Media Acquisition Corp.(a)	1,053	10,941
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	977	48,635
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	1,406	69,344
Live Nation Entertainment, Inc.(a)	170	17,196
Lowe’s Cos., Inc.	421	98,438
ManpowerGroup, Inc.	75	7,249
Marsh & McLennan Cos., Inc.	831	138,611
Masco Corp.	1,581	103,635
Mastercard, Inc., Class A	487	163,398
McDonald’s Corp.	574	140,946
Meta Platforms, Inc., Class A(a)	255	82,510
Micron Technology, Inc.	880	60,808
Microsoft Corp.	1,966	651,965
Moderna, Inc.(a)	25	8,630
MongoDB, Inc.(a)	45	23,458
Morgan Stanley	1,456	149,648
NextEra Energy, Inc.	2,367	201,976
NVIDIA Corp.	564	144,198
Okta, Inc.(a)	86	21,257
O’Reilly Automotive, Inc.(a)	21	13,069
Palo Alto Networks, Inc.(a)	71	36,145
Parker-Hannifin Corp.	237	70,292
PayPal Holdings, Inc.(a)	471	109,550
Peloton Interactive, Inc., Class A(a)	720	65,837
PPG Industries, Inc.	686	110,151
PubMatic, Inc., Class A(a)	175	5,002
Regeneron Pharmaceuticals, Inc.(a)	62	39,676
ResMed, Inc.	108	28,394
RingCentral, Inc., Class A(a)	31	7,557
Robert Half International, Inc.	99	11,194
salesforce.com, Inc.(a)	699	209,483
Seagen, Inc.(a)	159	28,036
Sempra Energy	1,269	161,962
Sensata Technologies Holding PLC(a)	68	3,747
ServiceNow, Inc.(a)	229	159,787
SmartRent, Inc.(a)	994	13,051
Splunk, Inc.(a)	101	16,647
Thermo Fisher Scientific, Inc.	279	176,627
TJX Cos., Inc.	1,403	91,882
Toast, Inc., Class A(a)	67	3,566
TransDigm Group, Inc.(a)	14	8,733
Twilio, Inc., Class A(a)	72	20,978
Uber Technologies, Inc.(a)	35	1,534
Ulta Beauty, Inc.(a)	25	9,184
United Parcel Service, Inc., Class B	969	206,852
UnitedHealth Group, Inc.	653	300,687
Vail Resorts, Inc.	7	2,413
Valero Energy Corp.	1,453	112,360

Security	Shares	Value

United States (continued)
Vertiv Holdings Co.	2,080	$53,414
VMware, Inc., Class A(a)	809	122,725
Vulcan Materials Co.	759	144,301
Walmart, Inc.	466	69,630
Walt Disney Co.(a)	1,088	183,948
Wells Fargo & Co.	312	15,962
Williams-Sonoma, Inc.	153	28,417
Wynn Resorts Ltd.(a)	159	14,278
Zimmer Biomet Holdings, Inc.	69	9,875
Zoetis, Inc.	42	9,080
Zscaler, Inc.(a)	124	39,539

		10,492,369

Total Common Stocks — 89.0% (Cost: $13,259,874)		15,877,746

Investment Companies

United States — 0.2%
iShares China Large-Cap ETF(d)	207	8,348
KraneShares Bosera MSCI China A ETF, Class A	173	8,051
KraneShares CSI China Internet ETF	129	6,159

Total Investment Companies — 0.2% (Cost: $22,617)		22,558

Preferred Securities

Preferred Stocks — 0.4%

Brazil — 0.0%
Banco Bradesco SA, Preference Shares	834	2,941

Germany — 0.2%
Volkswagen AG, Preference Shares	130	29,176

United States — 0.2%
Aptiv PLC, Series A, 5.50%, 06/15/23	99	19,127
Becton Dickinson and Co., Series B, 6.00%, 06/01/23	378	19,883
Boston Scientific Corp., Series A, 5.50%, 06/01/23	40	4,681

		43,691

Total Preferred Securities — 0.4% (Cost: $71,152)		75,808

Warrants

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp. (Expires 10/09/2027), Class A(a)	30	79

United States(a) — 0.0%
Austerlitz Acquisition Corp. (Expires 02/19/2026), Class A	99	187
Cano Health, Inc. (Expires 06/03/2026)	121	382
CBRE Acquisition Holdings, Inc. (Expires 12/31/2027)	66	152
EVgo, Inc. (Expires 09/15/2025)	60	138
Hippo Holdings, Inc. (Expires 12/31/2027)	57	46
Offerpad Solutions, Inc. (Expires 10/31/2025)	107	177

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sarcos Technology and Robotics Corp. (Expires 06/15/2027), Class A	354	$329
Volta, Inc. (Expires 08/26/2026)	70	172

		1,583

Total Warrants — 0.0% (Cost: $2,252)		1,662

Total Long-Term Investments — 89.6% (Cost: $13,355,895)		15,977,774

Short-Term Securities

Money Market Funds — 11.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	2,127,423	2,127,423

Total Short-Term Securities — 11.9% (Cost: $2,127,423)		2,127,423

Options Purchased — 0.2% (Cost: $30,475)		25,142

Total Investments Before Options Written — 101.7% (Cost: $15,513,793)		18,130,339

Options Written — (0.2)% (Premiums Received: $(22,455))		(24,292)

Total Investments, Net of Options Written — 101.5% (Cost: $15,491,338)		18,106,047

Liabilities in Excess of Other Assets — (1.5)%		(266,991)

Net Assets — 100.0%		$17,839,056

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund,Institutional Class	$471,545	$1,655,878	(a)	$—	$—	$—	$2,127,423	2,127,423	$22	$—
iShares China Large-Cap ETF	7,035	2,181		—	—	(868)	8,348	207	23	—

					$—	$(868)	$2,135,771		$45	$—

(a)	Represents net amount purchased (sold).

18	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	1	12/17/21	$99	$2,899
S&P 500 E-Mini Index	7	12/17/21	1,609	57,153

				60,052

Short Contracts
KOSPI 200 Index	3	12/09/21	249	9,899
S&P/TSE 60 Index	1	12/16/21	204	(8,616)

				1,283

				$61,335

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	155,000	USD	114,458	UBS AG	12/16/21	$2,161
CAD	148,000	USD	116,976	Citibank N.A.	12/16/21	2,619
CHF	70,000	USD	76,177	HSBC Bank USA N.A.	12/16/21	376
USD	322,352	EUR	272,000	Morgan Stanley & Co. International PLC	12/16/21	7,583
USD	81,678	HKD	635,000	HSBC Bank USA N.A.	12/16/21	54
USD	83,116	TWD	2,306,000	BNP Paribas SA	12/16/21	76

						12,869

GBP	95,000	USD	130,947	Deutsche Bank AG	12/16/21	(914)
INR	4,815,000	USD	64,903	BNP Paribas SA	12/16/21	(1,014)
JPY	32,277,000	USD	292,954	Bank of America N.A.	12/16/21	(9,621)

						(11,549)

						$1,320

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
Alcoa Corp.	2	11/19/21	USD	50.00	USD 9	$192
Rio Tinto Finance USA PLC	1	11/19/21	USD	72.50	USD 6	18
Vale SA	6	11/19/21	USD	17.00	USD 8	9
Diamondback Energy, Inc.	1	12/17/21	USD	90.00	USD 11	1,885
Diamondback Energy, Inc.	2	12/17/21	USD	115.00	USD 21	930
Microsoft Corp.	1	12/17/21	USD	305.00	USD 33	2,867
Alibaba Group Holding Ltd.	1	01/21/22	USD	190.00	USD 16	460
BP PLC	6	01/21/22	USD	31.00	USD 17	420
Caesars Entertainment, Inc.	1	01/21/22	USD	100.00	USD 11	1,468
Devon Energy Corp.	5	01/21/22	USD	40.00	USD 20	1,712
Diamondback Energy, Inc.	1	01/21/22	USD	115.00	USD 11	685
Global Payments, Inc.	2	01/21/22	USD	170.00	USD 29	350
Ovintiv Inc.	1	01/21/22	USD	38.00	USD 4	340
BP PLC	14	04/14/22	USD	32.00	USD 40	1,400
Twilio, Inc., Class A	1	04/14/22	USD	310.00	USD 29	2,567

						15,303

Put
Lowe’s Cos., Inc.	1	11/19/21	USD	195.00	USD 23	37

						$15,340

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adidas AG	Barclays Bank PLC	17	11/19/21	EUR	305.00	EUR	5	$29
D.R. Horton, Inc.	Citibank N.A.	128	11/19/21	USD	102.50	USD	11	30
ResMed, Inc.	Citibank N.A.	39	11/19/21	USD	280.00	USD	10	59
Wells Fargo & Co.	Citibank N.A.	792	11/19/21	USD	49.00	USD	41	2,016
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	14	12/17/21	EUR	650.00	EUR	9	516
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	200	01/21/22	USD	205.00	USD	37	1,046
Royal Dutch Shell PLC, Class A	Nomura International PLC	833	01/21/22	USD	50.00	USD	38	771
Vodafone Group PLC, ADR	Goldman Sachs International	6,254	01/21/22	GBP	1.20	GBP	7	67
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	210.00	USD	82	3,447
Royal Dutch Shell PLC, Class A	Citibank N.A.	873	04/14/22	USD	50.00	USD	40	1,484
Amazon.com, Inc.	Citibank N.A.	5	06/17/22	USD	4,150.00	USD	17	337

								$9,802

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alcoa Corp.	2	11/19/21	USD	60.00	USD	9	$(14)
Lowe’s Cos., Inc.	1	11/19/21	USD	225.00	USD	23	(1,241)
Rio Tinto Finance USA PLC	1	11/19/21	USD	77.50	USD	6	(8)
Vale SA	6	11/19/21	USD	20.00	USD	8	(12)
Comcast Corp., Class A	2	12/17/21	USD	62.50	USD	10	(17)
Diamondback Energy, Inc.	1	12/17/21	USD	130.00	USD	11	(167)
Diamondback Energy, Inc.	2	12/17/21	USD	135.00	USD	21	(235)
Johnson & Johnson	1	12/17/21	USD	180.00	USD	16	(25)
Microsoft Corp.	1	12/17/21	USD	325.00	USD	33	(1,312)
Alibaba Group Holding Ltd.	1	01/21/22	USD	215.00	USD	16	(159)
Caesars Entertainment, Inc.	1	01/21/22	USD	130.00	USD	11	(271)
Capital One Financial Corp.	2	01/21/22	USD	164.40	USD	30	(665)
Devon Energy Corp.	5	01/21/22	USD	50.00	USD	20	(377)
Diamondback Energy, Inc.	1	01/21/22	USD	140.00	USD	11	(190)
Freeport-McMoRan, Inc.	7	01/21/22	USD	46.00	USD	26	(549)
Global Payments, Inc.	2	01/21/22	USD	195.00	USD	29	(105)
Ovintiv Inc	1	01/21/22	USD	50.00	USD	4	(68)
Twilio, Inc., Class A	1	04/14/22	USD	390.00	USD	29	(807)

							(6,222)

Put
Boston Scientific Corp.	2	11/19/21	USD	38.00	USD	9	(19)
Comcast Corp., Class A	2	11/19/21	USD	50.00	USD	10	(125)
Edwards Lifesciences Corp.	1	11/19/21	USD	100.00	USD	12	(18)
Global Payments, Inc.	1	11/19/21	USD	175.00	USD	14	(3,215)
Hilton Worldwide Holdings, Inc.	1	11/19/21	USD	125.00	USD	14	(25)
Lowe’s Cos., Inc.	1	11/19/21	USD	180.00	USD	23	(23)
Facebook, Inc., Class A	1	12/17/21	USD	310.00	USD	32	(907)
Microsoft Corp.	1	12/17/21	USD	265.00	USD	33	(66)
TJX Cos., Inc.	1	12/17/21	USD	60.00	USD	7	(81)
Alibaba Group Holding Ltd.	1	01/21/22	USD	150.00	USD	16	(690)
BP PLC	3	01/21/22	USD	25.00	USD	9	(128)
Global Payments, Inc.	2	01/21/22	USD	135.00	USD	29	(1,110)
BP PLC	14	04/14/22	USD	24.00	USD	40	(1,022)
Twilio, Inc., Class A	1	04/14/22	USD	260.00	USD	29	(1,837)

							(9,266)

							$(15,488)

20	2021BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adidas AG	Barclays Bank PLC	17	11/19/21	EUR	330.00	EUR	5	$(39)
Wells Fargo & Co.	Citibank N.A.	792	11/19/21	USD	54.00	USD	41	(248)
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	14	12/17/21	EUR	690.00	EUR	9	(226)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	100	01/21/22	USD	225.00	USD	19	(178)
Royal Dutch Shell PLC, Class A	Nomura International PLC	416	01/21/22	USD	55.00	USD	19	(135)
Vodafone Group PLC, ADR	Goldman Sachs International	6,254	01/21/22	GBP	1.35	GBP	7	(2)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	240.00	USD	82	(1,165)
Royal Dutch Shell PLC, Class A	Citibank N.A.	873	04/14/22	USD	60.00	USD	40	(327)

								(2,320)

Put
Adidas AG	Barclays Bank PLC	17	11/19/21	EUR	265.00	EUR	5	(52)
D.R. Horton, Inc.	Citibank N.A.	118	11/19/21	USD	87.50	USD	11	(232)
ResMed, Inc.	Citibank N.A.	39	11/19/21	USD	245.00	USD	10	(96)
Wells Fargo & Co.	Citibank N.A.	396	11/19/21	USD	42.00	USD	20	(19)
Global Payments, Inc.	Citibank N.A.	58	12/17/21	USD	150.00	USD	8	(683)
Lvmh Moet Hennessy Louis Vuitton	UBS AG	10	12/17/21	EUR	600.00	EUR	7	(54)
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	4	12/17/21	EUR	590.00	EUR	3	(18)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	133	01/21/22	USD	160.00	USD	25	(304)
Royal Dutch Shell PLC, Class A	Nomura International PLC	555	01/21/22	USD	40.00	USD	25	(375)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	439	04/14/22	USD	155.00	USD	82	(3,252)
Royal Dutch Shell PLC, Class A	Citibank N.A.	873	04/14/22	USD	40.00	USD	40	(1,222)
Amazon.com, Inc.	Citibank N.A.	2	06/17/22	USD	2,800.00	USD	7	(177)

								(6,484)

								$(8,804)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	JPMorgan Chase Bank N.A. (b)	02/08/23	$(38,487)	$(1,267	)(c)	$(39,579)	0.2%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(175) of net dividends and financing fees.

The	following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
JM Smucker Co.	(25)	$(3,072)	7.7%
Snowflake Inc., Class A	(56)	(19,815)	50.1
Walgreens Boots Alliance, Inc.	(355)	(16,692)	42.2

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(39,579)

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$—	$—	$—	$(1,267)	$—
Options Written	N/A	N/A	5,334	(7,171)	(24,292)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$69,951	$—	$—	$—	$69,951
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	12,869	—	—	12,869
Options purchased
Investments at value — unaffiliated(b)	—	—	25,142	—	—	—	25,142

	$—	$—	$95,093	$12,869	$—	$—	$107,962

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,616	$—	$—	$—	$8,616
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	11,549	—	—	11,549
Options written
Options written at value	—	—	24,292	—	—	—	24,292
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,267	—	—	—	1,267

	$—	$—	$34,175	$11,549	$—	$—	$45,724

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

22	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$81,024	$—	$—	$—	$81,024
Forward foreign currency exchange contracts	—	—	—	(6,733)	—	—	(6,733)
Options purchased(a)	—	—	(8,730)	—	—	—	(8,730)
Options written	—	—	12,685	—	—	—	12,685
Swaps	—	—	3,690	—	—	—	3,690

	$—	$—	$88,669	$(6,733)	$—	$—	$81,936

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$36,198	$—	$—	$—	$36,198
Forward foreign currency exchange contracts	—	—	—	4,284	—	—	4,284
Options purchased(b)	—	—	(4,499)	—	—	—	(4,499)
Options written	—	—	(6,267)	—	—	—	(6,267)
Swaps	—	—	(1,711)	—	—	—	(1,711)

	$—	$—	$23,721	$4,284	$—	$—	$28,005

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,314,717
Average notional value of contracts — short	$394,856
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$491,909
Average amounts sold — in USD	$805,392
Options:
Average value of option contracts purchased	$20,140
Average value of option contracts written	$15,524
Total return swaps:
Average notional value	$(32,652)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$19,493		$—
Forward foreign currency exchange contracts	12,869		11,549
Options	25,142	(a)	24,292
Swaps — OTC(b)	—		1,267

Total derivative assets and liabilities in the Statements of Assets and Liabilities	57,504		37,108

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(34,833)		(15,488)

Total derivative assets and liabilities subject to an MNA	$22,671		$21,620

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)		Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$545	$(335)		$—	$—	$210
BNP Paribas SA	76	(76)		—	—	—
Citibank N.A.	6,545	(3,004)		—	—	3,541
Goldman Sachs International	67	(2)		—	—	65
HSBC Bank USA N.A.	430	—		—	—	430
Morgan Stanley & Co. International PLC	12,076	(4,899)		—	—	7,177
Nomura International PLC	771	(510)		—	—	261
UBS AG	2,161	(54)		—	—	2,107

	$22,671	$(8,880)		$—	$—	$13,791

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offse	t(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilitie	s(d)
Bank of America N.A.	$9,621	$—		$—	$—	$9,621
Barclays Bank PLC	335	(335)		—	—	—
BNP Paribas SA	1,014	(76)		—	—	938
Citibank N.A.	3,004	(3,004)		—	—	—
Deutsche Bank AG	914	—		—	—	914
Goldman Sachs International	2	(2)		—	—	—
JPMorgan Chase Bank N.A.	1,267	—		—	—	1,267
Morgan Stanley & Co. International PLC	4,899	(4,899)		—	—	—
Nomura International PLC	510	(510)		—	—	—
UBS AG	54	(54)		—	—	—

	$21,620	$(8,880)		$—	$—	$12,740

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$106,633	$—	$—	$106,633
Australia	—	58,002	—	58,002
Brazil	10,067	—	—	10,067
Canada	288,564	—	—	288,564
Cayman Islands	64,642	—	—	64,642
China	93,672	449,008	—	542,680
Denmark	—	11,853	—	11,853
Finland	—	46,152	—	46,152
France	—	568,290	—	568,290

24	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Germany	$134,389	$714,762	$—	$849,151
Hong Kong	—	114,550	—	114,550
Indonesia	—	7,879	—	7,879
Ireland	77,628	—	—	77,628
Israel	90,906	—	—	90,906
Italy	—	242,966	—	242,966
Japan	—	257,484	—	257,484
Netherlands	107,059	533,112	—	640,171
Norway	—	1,500	—	1,500
Poland	—	6,097	—	6,097
Portugal	6,072	—	—	6,072
Singapore	—	17,298	—	17,298
South Korea	3,616	162,736	—	166,352
Spain	—	113,774	—	113,774
Sweden	—	197,294	—	197,294
Switzerland	85,856	11,180	—	97,036
Taiwan	—	228,986	—	228,986
Thailand	4,536	—	—	4,536
United Arab Emirates	—	—	—	—
United Kingdom	51,439	517,375	—	568,814
United States	10,492,369	—	—	10,492,369
Investment Companies	22,558	—	—	22,558
Preferred Securities
Preferred Stocks
Brazil	2,941	—	—	2,941
Germany	—	29,176	—	29,176
United States	43,691	—	—	43,691
Warrants	1,662	—	—	1,662
Short-Term Securities
Money Market Funds	2,127,423	—	—	2,127,423
Options Purchased
Equity Contracts	15,340	9,802	—	25,142

	$13,831,063	$4,299,276	$—	$18,130,339

Derivative Financial Instruments(a)
Assets
Equity Contracts	$69,951	$—	$—	$69,951
Foreign Currency Exchange Contracts	—	12,869	—	12,869
Liabilities
Equity Contracts	(22,863)	(11,312)	—	(34,175)
Foreign Currency Exchange Contracts	—	(11,549)	—	(11,549)

	$47,088	$(9,992)	$—	$37,096

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Statements of Assets and Liabilities  (unaudited)

October 31, 2021

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund

ASSETS
Investments, at value — unaffiliated(a)	$15,873,364	$15,994,568
Investments, at value — affiliated(b)	3,103,147	2,135,771
Cash	3,020	36,206
Cash pledged:
Collateral — exchange-traded options written	10,000	120,000
Futures contracts	24,000	121,000
Foreign currency, at value(c)	982	13,674
Receivables:
Investments sold	128,548	56,605
Options written	—	1,526
Swaps	—	2,979
Capital shares sold	43,840	63,314
Dividends — unaffiliated	18,367	9,938
Dividends — affiliated	13	8
From the Manager	12,373	14,744
Variation margin on futures contracts	996	19,493
Unrealized appreciation on forward foreign currency exchange contracts	585	12,869
Prepaid expenses	18,176	18,671

Total assets	19,237,411	18,621,366

LIABILITIES
Options written, at value(d)	—	24,292
Payables:
Investments purchased	493,245	545,908
Swaps	—	367
Accounting services fees	31,286	41,912
Capital shares redeemed	414	466
Custodian fees	35,768	51,965
Trustees’ and Officer’s fees	3,185	3,185
Options written	—	1,964
Other accrued expenses	27,948	27,685
Other affiliate fees	30	31
Professional fees	68,418	64,427
Transfer agent fees	7,466	7,292
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,338	11,549
OTC swaps	—	1,267

Total liabilities	676,098	782,310

NET ASSETS	$18,561,313	$17,839,056

NET ASSETS CONSIST OF
Paid-in capital	$16,757,371	$14,983,329
Accumulated earnings	1,803,942	2,855,727

NET ASSETS	$18,561,313	$17,839,056

(a) Investments, at cost — unaffiliated	$14,413,024	$13,377,717
(b) Investments, at cost — affiliated	$3,103,147	$2,136,076
(c) Foreign currency, at cost	$981	$13,764
(d) Premiums received	$—	$22,455

26	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2021

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund

NET ASSET VALUE

Institutional
Net assets	$11,195,150	$9,469,287

Shares outstanding	856,799	627,530

Net asset value	$13.07	$15.09

Shares authorized	Unlimited	Unlimited

Par value	$0.01	$0.01

Class K
Net assets	$7,366,163	$8,369,769

Shares outstanding	563,319	554,330

Net asset value	$13.08	$15.10

Shares authorized	Unlimited	Unlimited

Par value	$0.01	$0.01

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (unaudited)

Six Months Ended October 31, 2021

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$83,888	$73,638
Dividends — affiliated	27	45
Foreign taxes withheld	(7,408)	(5,518)

Total investment income	76,507	68,165

EXPENSES
Professional	67,201	64,383
Custodian	31,828	42,794
Registration	20,314	20,314
Investment advisory	17,859	19,277
Printing and postage	14,627	14,447
Accounting services	13,529	18,367
Trustees and Officer	4,302	4,302
Transfer agent — class specific	438	387
Miscellaneous	7,684	7,492

Total expenses	177,782	191,763
Less:
Fees waived and/or reimbursed by the Manager	(154,992)	(167,250)
Transfer agent fees waived and/or reimbursed — class specific	(57)	(67)

Total expenses after fees waived and/or reimbursed	22,733	24,446

Net investment income	53,774	43,719

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	284,842	161,678
Investments — affiliated	1,519	—
Forward foreign currency exchange contracts	443	(6,733)
Foreign currency transactions	(1,303)	2,527
Futures contracts	35,618	81,024
Options written	—	12,685
Swaps	—	3,690

	321,119	254,871

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	244,735	369,736
Investments — affiliated	(955)	(868)
Forward foreign currency exchange contracts	(8,847)	4,284
Foreign currency translations	37	(160)
Futures contracts	16,480	36,198
Options written	—	(6,267)
Swaps	—	(1,711)

	251,450	401,212

Net realized and unrealized gain	572,569	656,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$626,343	$699,802

See notes to financial statements.

28	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund			BlackRock GA Dynamic Equity Fund
	Six Months Ended	Period from		Six Months Ended	Period from
	10/31/21	11/01/20	Year Ended	10/31/21	11/01/20	Year Ended
	(unaudited)	to 04/30/21(a)	10/31/2(a)	(unaudited)	to 04/30/21	10/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$53,774	$39,380	$88,486	$43,719	$33,664	$60,272
Net realized gain	321,119	318,396	77,576	254,871	602,288	44,153
Net change in unrealized appreciation (depreciation)	251,450	793,472	(73,030)	401,212	1,283,016	368,476

Net increase in net assets resulting from operations	626,343	1,151,248	93,032	699,802	1,918,968	472,901

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(4,669)	(1,357)	(2,156)	(10,249)	(698)	(485)
Class K	(332,111)	(101,603)	(243,212)	(596,555)	(49,302)	(52,516)

Decrease in net assets resulting from distributions to shareholders	(336,780)	(102,960)	(245,368)	(606,804)	(50,000)	(53,001)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,273,339	106,956	288,456	9,749,431	56,058	100,959

NET ASSETS
Total increase in net assets	11,562,902	1,155,244	136,120	9,842,429	1,925,026	520,859
Beginning of period	6,998,411	5,843,167	5,707,047	7,996,627	6,071,601	5,550,742

End of period	$18,561,313	$6,998,411	$5,843,167	$17,839,056	$7,996,627	$6,071,601

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Institutional
	Six Months Ended 10/31/21 (unaudited)		Period from 11/01/20 to 04/30/21(b)		Year Ended 10/31/20(b)	Period from 11/30/18(a) to 10/31/19

Net asset value, beginning of period	$12.84		$10.90		$11.20	$10.31

Net investment income(c)	0.04		0.07		0.16	0.23
Net realized and unrealized gain	0.80		2.06		0.01	0.91

Net increase from investment operations	0.84		2.13		0.17	1.14

Distributions(d)
From net investment income	(0.04)		(0.06)		(0.32)	(0.25)
From net realized gain	(0.57)		(0.13)		(0.15)	—

Total distributions	(0.61)		(0.19)		(0.47)	(0.25)

Net asset value, end of period	$13.07		$12.84		$10.90	$11.20

Total Return(e)
Based on net asset value	6.74	%(f)	19.67	%(f)	1.56%	11.22	%(f)

Ratios to Average Net Assets(g)
Total expenses	2.18	%(h)	5.18	%(h)(i)	5.27%	6.39	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.54	%(h)	0.55	%(h)	0.54%	0.55	%(h)

Net investment income	0.61	%(h)	1.12	%(h)	1.51%	2.39	%(h)

Supplemental Data
Net assets, end of period (000)	$11,195		$97		$78	$33

Portfolio turnover rate	53%		57%		125%	125%

(a)	Commencement of operations.
(b)	Consolidated Financial Highlights.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 11/01/20 to 04/30/21(b)	Year Ended 10/31/20(b)	Period from 11/30/18(a) to 10/31/19
Investments in underlying funds	0.01%	0.01%	0.02%	0.01%

(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.46%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 5.55%.

See notes to financial statements.

30	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund (continued)
	Class K
	Six Months Ended 10/31/21 (unaudited)		Period from 11/01/20 to 04/30/21(b)		Year Ended October 31,			Period from 06/01/17(a) to 10/31/17
					2020(b)	2019	2018

Net asset value, beginning of period	$12.85		$10.91		$11.21	$9.97	$10.30	$10.00

Net investment income(c)	0.09		0.07		0.17	0.25	0.20	0.05
Net realized and unrealized gain (loss)	0.75		2.06		0.01	1.24	(0.38)	0.25

Net increase (decrease) from investment operations	0.84		2.13		0.18	1.49	(0.18)	0.30

Distributions(d)
From net investment income	(0.04)		(0.06)		(0.33)	(0.25)	(0.15)	—
From net realized gain	(0.57)		(0.13)		(0.15)	—	—	—

Total distributions	(0.61)		(0.19)		(0.48)	(0.25)	(0.15)	—

Net asset value, end of period	$13.08		$12.85		$10.91	$11.21	$9.97	$10.30

Total Return(e)
Based on net asset value	6.76	%(f)	19.68	%(f)	1.60%	15.12%	(1.83)%	3.00	%(f)

Ratios to Average Net Assets(g)
Total expenses	4.42	%(h)	4.99	%(h)(i)	4.86%	5.66%	3.64%	4.34	%(h)(j)

Total expenses after fees waived and/or reimbursed.	0.50	%(h)	0.50	%(h)	0.50%	0.50%	0.52%	0.50	%(h)

Net investment income	1.35	%(h)	1.21	%(h)	1.56%	2.35%	1.88%	1.08	%(h)

Supplemental Data
Net assets, end of period (000)	$7,366		$6,901		$5,765	$5,674	$5,017	$5,161

Portfolio turnover rate	53%		57%		125%	125%	184%	55%

(a)	Commencement of operations.
(b)	Consolidated Financial Highlights.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 11/01/20 to 04/30/21(b)	Year Ended October 31,			Period from 06/01/17(a) to 10/31/17
			2020(b)	2019	2018
Investments in underlying funds	0.01%	0.01%	0.02%	0.01%	—%	—%

(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.26%.
(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund
	Institutional
	Six Months Ended 10/31/21 (unaudited)		Period from 11/01/20 to 04/30/21		Year Ended 10/31/20	Period from 11/30/18(a) to 10/31/19

Net asset value, beginning of period	$15.33		$11.73		$10.92	$10.32

Net investment income(b)	0.05		0.06		0.11	0.17
Net realized and unrealized gain	0.87		3.63		0.80	0.81

Net increase from investment operations	0.92		3.69		0.91	0.98

Distributions(c)
From net investment income	(0.08)		(0.09)		(0.10)	(0.23)
From net realized gain	(1.08)		—		—	(0.15)

Total distributions	(1.16)		(0.09)		(0.10)	(0.38)

Net asset value, end of period	$15.09		$15.33		$11.73	$10.92

Total Return(d)
Based on net asset value	6.26	%(e)	31.58	%(e)	8.35%	9.97	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.38	%(g)	5.34	%(g)(h)	5.92%	7.07	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.54	%(g)	0.55	%(g)	0.54%	0.54	%(g)

Net investment income	0.63	%(g)	0.88	%(g)	1.01%	1.83	%(g)

Supplemental Data
Net assets, end of period (000)	$9,469		$121		$88	$34

Portfolio turnover rate	21%		32%		73%	74%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Period from 11/30/18(a) to 10/31/19
Investments in underlying funds.	0.01%	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.48%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 6.21%.

See notes to financial statements.

32	2021 BLACKROCK SEMI –ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund (continued)

	Class K

	Six Months Ended 10/31/21 (unaudited)	Period from 11/01/20 to 04/30/21	Year Ended October 31,			Period from 06/01/17(a) to 10/31/17
			2020	2019	2018

Net asset value, beginning of period	$15.34	$11.74	$10.92	$10.17	$10.97	$10.00

Net investment income(b)	0.07	0.06	0.12	0.19	0.13	0.03
Net realized and unrealized gain (loss)	0.85	3.64	0.80	0.94	(0.60)	0.94

Net increase (decrease) from investment operations	0.92	3.70	0.92	1.13	(0.47)	0.97

Distributions(c)
From net investment income	(0.08)	(0.10)	(0.10)	(0.23)	(0.17)	—
From net realized gain	(1.08)	—	—	(0.15)	(0.16)	—

Total distributions	(1.16)	(0.10)	(0.10)	(0.38)	(0.33)	—

Net asset value, end of period	$15.10	$15.34	$11.74	$10.92	$10.17	$10.97

Total Return(d)
Based on net asset value	6.28%(e)	31.59%(e)	8.49%	11.58%	(4.54)%	9.70%(e)

Ratios to Average Net Assets(f)
Total expenses	4.27%(g)	5.15%(g)(h)	5.50%	6.24%	3.43%	4.35%(g)(i)

Total expenses after fees waived and/or reimbursed	0.50%(g)	0.50%(g)	0.50%	0.50%	0.52%	0.50%(g)

Net investment income	0.96%(g)	0.93%(g)	1.05%	1.85%	1.16%	0.80%(g)

Supplemental Data
Net assets, end of period (000)	$8,370	$7,875	$5,984	$5,517	$5,118	$5,494

Portfolio turnover rate	21%	32%	73%	74%	205%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 11/01/20 to 04/30/21	Year Ended October 31,			Period from 06/01/17(a) to 10/31/17
			2020	2019	2018

Investments in underlying funds.	0.01%	0.01%	0.01%	0.01%	—%	—%

(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.28%.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Dynamic Equity Fund	GA Dynamic Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of GA Disciplined Volatility Equity include the account of Cayman GA Disciplined Volatility Equity Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of GA Disciplined Volatility Equity and primarily invests in commodity-related instruments. The Subsidiary enables GA Disciplined Volatility Equity to hold these commodity-related instruments and satisfy regulated investment company tax requirements. GA Disciplined Volatility Equity may invest up to 25% of its total assets in the Subsidiary. There were no net assets in the Subsidiary as of period end. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to GA Disciplined Volatility Equity, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

34	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
Income approach	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
Cost approach	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk

36	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

38	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	GA Disciplined Volatility Equity	GA Dynamic Equity
First $1 billion	0.40%	0.40%
$1 billion — $3 billion	0.38	0.38
$3 billion — $5 billion	0.36	0.36
$5 billion — $10 billion	0.35	0.35
Greater than $10 billion	0.34	0.34

For the six months ended October 31, 2021, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Fund Name	Amounts Reimbursed
GA Disciplined Volatility Equity	$13
GA Dynamic Equity	14

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, GA Disciplined Volatility Equity pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

For the six months ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Class K	Total
GA Disciplined Volatility Equity	$426	$12	$438
GA Dynamic Equity	370	17	387

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manage1
GA Disciplined Volatility Equity	$114
GA Dynamic Equity	89

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$4
GA Dynamic Equity	14

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Class K
GA Disciplined Volatility Equity	0.55%	0.50%
GA Dynamic Equity	0.55	0.50

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, amounts included in the Statements of Operations were as follows:

Fees Waived and/or Reimbursed
Fund Name	by the Manager
GA Disciplined Volatility Equity	$154,874
GA Dynamic Equity	167,147

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived — class specific in the Statements of Operations. For the six months ended October 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Class K	Total
GA Disciplined Volatility Equity	$45	$12	$57
GA Dynamic Equity	50	17	67

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 1, 2024, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of October 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	April 30, 2022	April 30, 2023	April 30, 2024
GA Disciplined Volatility Equity
Fund Level	$247,869	$187,531	$154,874
Institutional	166	42	45
Class K	16	13	12
GA Dynamic Equity
Fund Level	286,786	210,465	167,147
Institutional	165	36	50
Class K	15	19	17

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

40	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
GA Disciplined Volatility Equity	$13,125,955	$4,557,431
GA Dynamic Equity	10,005,429	1,909,855

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GA Disciplined Volatility Equity	$17,555,124	$1,704,718	$(274,851)	$1,429,867
GA Dynamic Equity	15,582,512	2,882,774	(275,397)	2,607,377

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the six months ended October 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (unaudited) (continued)

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

Fund Name / Share Class	Six Months Ended 10/31/21		Period from 11/01/20 to 04/30/21		Year Ended 10/31/20
	Shares	Amounts	Shares	Amounts	Shares	Amounts
GA Disciplined Volatility Equity
Institutional
Shares sold	854,365	$11,007,508	308	$3,996	4,035	$43,088
Shares issued in reinvestment of distributions	369	4,670	114	1,357	197	2,155
Shares redeemed	(5,528)	(70,950)	—	—	—	—

	849,206	$10,941,228	422	$5,353	4,232	$45,243

Class K
Shares issued in reinvestment of distributions	26,213	$332,111	8,509	$101,603	22,264	$243,213

	26,213	$332,111	8,509	$101,603	22,264	$243,213

	875,419	$11,273,339	8,931	$106,956	26,496	$288,456

42	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Fund Name / Share Class	Six Months Ended 10/31/21		Period from 11/01/20 to 04/30/21		Year Ended 10/31/20
	Shares	Amounts	Shares	Amounts	Shares	Amounts
GA Dynamic Equity
Institutional
Shares sold	623,170	$9,204,753	784	$11,496	4,352	$47,008
Shares issued in reinvestment of distributions	703	10,249	51	698	42	485
Shares redeemed	(4,253)	(62,576)	(393)	(6,038)	—	—

	619,620	$9,152,426	442	$6,156	4,394	$47,493

Class K
Shares sold	30	$450	42	$600	87	$950
Shares issued in reinvestment of distributions	40,916	596,555	3,601	49,302	4,590	52,516

	40,946	$597,005	3,643	$49,902	4,677	$53,466

	660,566	$9,749,431	4,085	$56,058	9,071	$100,959

As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Class K	Total
GA Disciplined Volatility Equity	2,183	563,319	565,502
GA Dynamic Equity	2,146	554,158	556,304

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series (the “Trust”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock GA Disciplined Volatility Equity Fund (“Disciplined Volatility Equity Fund”) and BlackRock GA Dynamic Equity Fund (“Dynamic Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The

44	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year, three-year and since-inception periods reported, Disciplined Volatility Equity Fund outperformed its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-year, three-year and since-inception periods reported, Dynamic Equity Fund outperformed, underperformed, and outperformed, respectively, its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its benchmark during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	45

Disclosure of Investment Advisory Agreement  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

46	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 537-4942; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	47

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

48	2021 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report
Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

S&P	Standard & Poor’s

GLOSSARY OF TERMS USED IN THIS REPORT	49

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MASGA-10/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: January 4, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: January 4, 2022